Securitizations and Variable Interest Entities - Classification of consolidated VIEs' assets and liabilities (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2021	Mar. 31, 2020		Mar. 31, 2019
Consolidated VIE assets
Cash and cash equivalents		¥ 3,509,754	¥ 3,191,889		¥ 2,686,659
Trading assets
Derivatives	[1]	1,220,000	1,942,000	[2]
Office buildings, land, equipment and facilities		464,449	440,512
Other		1,049,432	827,022
Total		42,516,480	43,999,815
Trading liabilities
Derivatives	[1],[2]	1,494,000	1,803,000
Borrowings
Short-term borrowings	[3]	1,368,098	1,486,733
Long-term borrowings		7,975,012	7,775,665
Total		39,760,029	41,268,551
Variable Interest Entity, primary beneficiary [Member]
Consolidated VIE assets
Cash and cash equivalents		13,000	10,000
Trading assets
Equities		524,000	645,000
Debt securities		414,000	454,000
CMBS and RMBS		20,000	43,000
Investment trust funds and other		4,000	0
Derivatives		1,000	19,000
Private equity and debt investments		21,000	11,000
Office buildings, land, equipment and facilities		51,000	15,000
Other		26,000	24,000
Total		1,074,000	1,221,000
Trading liabilities
Derivatives		2,000	19,000
Borrowings
Short-term borrowings		74,000	117,000
Long-term borrowings		763,000	830,000
Other		2,000	4,000
Total		¥ 841,000	¥ 970,000

[1]	Net derivative assets and net derivative liabilities are generally reported within Trading assets and private equity investments—Trading assets and Trading liabilities, respectively in the consolidated balance sheet. Bifurcated embedded derivatives are reported within Short-term borrowings or Long-term borrowings depending on the maturity of the underlying host contract.
[2]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[3]	Includes secured borrowings of ¥170,290 million as of March 31, 2020 and ¥55,569 million as of March 31, 2021.